GOODWILL - IMPAIRMENT TESTS FOR CASH-GENERATING UNITS CONTAINING GOODWILL (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ 8,594	¥ 8,620
Gross carrying amount
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	16,455	16,481
Accumulated impairment
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	¥ (7,861)	¥ (7,861)